Consolidated Statements of Stockholder's Equity (USD $)	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Comprehensive Income
Balance at Sep. 30, 2008	$ 88,543,991	$ 84,394,200	$ 4,149,791
Comprehensive income:
Net income	13,336,552		13,336,552		13,336,552
Unrealized gain on investments, net of tax of ($28,622), $23,312 and $66,976 for the Year ended 2011, 2010 and 2009 respectively	124,383			124,383	124,383
Total comprehensive income	13,460,935		13,336,552	124,383	13,460,935
Capital contribution by parent	2,000,000	2,000,000
Dividend paid to parent	(3,517,834)		(3,517,834)
Balance at Sep. 30, 2009	100,487,092	86,394,200	13,968,509	124,383
Comprehensive income:
Net income	16,562,227		16,562,227		16,562,227
Unrealized gain on investments, net of tax of ($28,622), $23,312 and $66,976 for the Year ended 2011, 2010 and 2009 respectively	43,297			43,297	43,297
Total comprehensive income	16,605,524		16,562,227	43,297	16,605,524
Dividend paid to parent	(10,560,722)		(10,560,722)
Balance at Sep. 30, 2010	106,531,894	86,394,200	19,970,014	167,680
Comprehensive income:
Net income	17,103,813		17,103,813		17,103,813
Unrealized gain on investments, net of tax of ($28,622), $23,312 and $66,976 for the Year ended 2011, 2010 and 2009 respectively	(53,158)			(53,158)	(53,158)
Total comprehensive income	17,050,655		17,103,813	(53,158)	17,050,655
Dividend paid to parent	(8,845,387)		(8,845,387)		(8,845,387)
Balance at Sep. 30, 2011	$ 114,737,162	$ 86,394,200	$ 28,228,440	$ 114,522